Note 11 - Stock Option Plans (Details) - Black-Scholes Option Pricing Model Assumptions for Stock Option Grants (Combined Equity Incentive Plans [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Note 11 - Stock Option Plans (Details) - Black-Scholes Option Pricing Model Assumptions for Stock Option Grants [Line Items]
Expected volatility		92.00%
Minimum [Member]
Note 11 - Stock Option Plans (Details) - Black-Scholes Option Pricing Model Assumptions for Stock Option Grants [Line Items]
Expected volatility	92.00%
Risk free interest rate	0.70%	0.90%
Expected life (years)	5 years	5 years
Exercise price (in Dollars per share)	$ 0.61	$ 0.03
Maximum [Member]
Note 11 - Stock Option Plans (Details) - Black-Scholes Option Pricing Model Assumptions for Stock Option Grants [Line Items]
Expected volatility	95.00%
Risk free interest rate	3.00%	2.00%
Expected life (years)	10 years	10 years
Exercise price (in Dollars per share)	$ 2.50	$ 2.00